Income Taxes - Continuity of Net Deferred Income Tax Liability (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Changes in deferred tax liability (asset) [abstract]
Beginning balance	$ (310,836)	$ (204,698)
Recognized in Net Income	68,555	101,732
Share Issuance Costs		209
Increase (decrease) through business combinations, deferred tax liability (asset)		(195,050)
Foreign Currency Translation Adjustment	6,973	(13,029)
Ending balance	(235,308)	(310,836)
Non-capital loss carry-forwards	1,714,600	1,733,800
Petroleum and natural gas properties
Changes in deferred tax liability (asset) [abstract]
Beginning balance	(954,506)	(696,427)
Recognized in Net Income	48,995	(11,639)
Increase (decrease) through business combinations, deferred tax liability (asset)		(207,337)
Foreign Currency Translation Adjustment	23,517	(39,103)
Ending balance	(881,994)	(954,506)
Financial derivatives
Changes in deferred tax liability (asset) [abstract]
Beginning balance	(21,486)	0
Recognized in Net Income	21,486	(22,984)
Increase (decrease) through business combinations, deferred tax liability (asset)		1,498
Ending balance	0	(21,486)
Deferred income
Changes in deferred tax liability (asset) [abstract]
Beginning balance	0	(17,827)
Recognized in Net Income		17,827
Ending balance		0
Other
Changes in deferred tax liability (asset) [abstract]
Beginning balance	(3,045)	(5,956)
Recognized in Net Income	5,192	(2,538)
Share Issuance Costs		209
Foreign Currency Translation Adjustment	(4,550)	5,240
Ending balance	(2,403)	(3,045)
Asset retirement obligations
Changes in deferred tax liability (asset) [abstract]
Beginning balance	172,359	97,977
Recognized in Net Income	(7,364)	62,984
Increase (decrease) through business combinations, deferred tax liability (asset)		10,789
Foreign Currency Translation Adjustment	(472)	609
Ending balance	164,523	172,359
Financial derivatives
Changes in deferred tax liability (asset) [abstract]
Beginning balance		8,528
Recognized in Net Income	802	(8,528)
Ending balance	802
Non-capital losses
Changes in deferred tax liability (asset) [abstract]
Beginning balance	399,699	330,749
Recognized in Net Income	(1,460)	48,725
Foreign Currency Translation Adjustment	(11,522)	20,225
Ending balance	386,717	399,699
Finance costs
Changes in deferred tax liability (asset) [abstract]
Beginning balance	96,143	78,258
Recognized in Net Income	904	17,885
Ending balance	$ 97,047	$ 96,143